Segment Reporting - Summary of Revenue Attributed to Geographical Locations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Geographical Areas [Line Items]
Total revenue	$ 3,781,134	$ 3,903,545	[1]
Canada
Disclosure Of Geographical Areas [Line Items]
Total revenue	1,985,095	2,133,972
United States
Disclosure Of Geographical Areas [Line Items]
Total revenue	1,777,133	1,753,883
Mexico
Disclosure Of Geographical Areas [Line Items]
Total revenue	18,906	15,690
Operating Segments | Package and Courier
Disclosure Of Geographical Areas [Line Items]
Total revenue	529,155	539,610
Operating Segments | Package and Courier | Canada
Disclosure Of Geographical Areas [Line Items]
Total revenue	529,155	539,610
Operating Segments | Less-Than-Truckload
Disclosure Of Geographical Areas [Line Items]
Total revenue	589,235	727,248
Operating Segments | Less-Than-Truckload | Canada
Disclosure Of Geographical Areas [Line Items]
Total revenue	517,199	607,086
Operating Segments | Less-Than-Truckload | United States
Disclosure Of Geographical Areas [Line Items]
Total revenue	72,036	120,162
Operating Segments | Truckload
Disclosure Of Geographical Areas [Line Items]
Total revenue	1,748,359	1,891,555
Operating Segments | Truckload | Canada
Disclosure Of Geographical Areas [Line Items]
Total revenue	725,347	799,396
Operating Segments | Truckload | United States
Disclosure Of Geographical Areas [Line Items]
Total revenue	1,023,012	1,092,159
Operating Segments | Logistics
Disclosure Of Geographical Areas [Line Items]
Total revenue	945,130	774,833
Operating Segments | Logistics | Canada
Disclosure Of Geographical Areas [Line Items]
Total revenue	239,413	216,232
Operating Segments | Logistics | United States
Disclosure Of Geographical Areas [Line Items]
Total revenue	686,811	542,911
Operating Segments | Logistics | Mexico
Disclosure Of Geographical Areas [Line Items]
Total revenue	18,906	15,690
Eliminations
Disclosure Of Geographical Areas [Line Items]
Total revenue	(30,745)	(29,701)
Eliminations | Canada
Disclosure Of Geographical Areas [Line Items]
Total revenue	(26,019)	(28,352)
Eliminations | United States
Disclosure Of Geographical Areas [Line Items]
Total revenue	$ (4,726)	$ (1,349)

[1]	Recasted for changes in presentation currency (see note 2c)) and mark-to-market gain (loss) on deferred share units presentation (see note 24)